HST Taxes Payable (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0
Net operating loss carryforwards	53,000
Net operating loss carryforwards expiration year	2023
Federal income tax rate	15.50%
Valuation allowance	$ 3,647